Long-Term Obligations and Other Short-Term Borrowings - Additional Information (Detail)	9 Months Ended		12 Months Ended															12 Months Ended								9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended														12 Months Ended							9 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($) Agreement	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Nov. 01, 2012 USD ($)	Sep. 18, 2012 USD ($)	Feb. 24, 2012	Feb. 17, 2012	Mar. 31, 2012 Extended Dollar Term-1 Loans USD ($)	Mar. 01, 2012 Extended Dollar Term-1 Loans USD ($)	Apr. 10, 2007 10.25% Senior PIK Election Notes Due Two Thousand fifteen	Jun. 01, 2011 Revolving Tranche-2 Commitments and Revolving Tranche -2 Loans USD ($)	Sep. 30, 2012 Senior PIK Election Notes due Two Thousand Fifteen [Member] USD ($)	Mar. 31, 2013 7 7/8 % Senior Notes	Sep. 18, 2012 7 7/8 % Senior Notes USD ($)	Feb. 24, 2012 Base Rate	Jun. 30, 2012 Us Dollar Denominated Agreement	Jun. 30, 2012 Euro- Denominated Agreement	Jun. 30, 2012 Yen-denominated Agreement	Apr. 10, 2007 9 1/2 % Senior Toggle Notes USD ($)	Jun. 30, 2012 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes USD ($)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Jun. 30, 2012 Capital Lease Obligations USD ($)	Mar. 31, 2013 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Mar. 31, 2012 Revolving Credit Facility USD ($)	Mar. 01, 2012 Revolving Credit Facility USD ($)	Apr. 10, 2007 Revolving Credit Facility USD ($)	Apr. 10, 2007 Senior Secured Credit Facility USD ($)	Apr. 10, 2007 Loan Facility USD ($)	Mar. 31, 2013 Dollar Term-2 Loans USD ($)	Jun. 30, 2012 Dollar Term-2 Loans USD ($)	Feb. 28, 2013 Dollar Term-2 Loans USD ($)	Apr. 27, 2012 Dollar Term-2 Loans USD ($)	Feb. 17, 2012 Dollar Term-2 Loans USD ($)	Feb. 28, 2013 Dollar Term-2 Loans Base Rate	Feb. 17, 2012 Dollar Term-2 Loans Base Rate	Feb. 28, 2013 Dollar Term-2 Loans Base Rate Minimum	Feb. 28, 2013 Dollar Term-2 Loans Eurocurrency Rate	Feb. 28, 2013 Dollar Term-2 Loans Eurocurrency Rate Minimum	Mar. 31, 2013 Revolving Tranche -2 Loans	Jun. 30, 2012 Revolving Tranche -2 Loans	Mar. 31, 2013 Revolving Tranche -2 Loans Base Rate	Jun. 30, 2012 Revolving Tranche -2 Loans Base Rate	Feb. 17, 2012 Revolving Tranche -2 Loans Base Rate	Jun. 30, 2012 Term loan facility Dollar-denominated	Feb. 28, 2013 Term loan facility Dollar-denominated USD ($)	Jun. 30, 2011 Term loan facility Dollar-denominated USD ($)	Feb. 24, 2012 Term loan facility Dollar-denominated Extended Dollar Term-1 Loans USD ($)	Feb. 24, 2012 Term loan facility Dollar-denominated Extended Dollar Term-1 Loans EUR (€)	Feb. 28, 2013 Term loan facility Dollar-denominated Base Rate	Feb. 28, 2013 Term loan facility Dollar-denominated Eurocurrency Rate	Mar. 31, 2013 Dollar Term Loans [Member] USD ($)
Debt Obligations [Line Items]
Number of interest rate swap agreements			4															2	1	1
Amount of loan																														$ 350,000,000	$ 1,800,000,000	$ 1,400,000,000
Debt instrument basis spread, Base rate	0.50%		0.50%																																			2.25%			3.25%		3.75%	3.75%	2.75%	2.75%							2.50%	3.50%
Weighted-average interest rates -Loan																		3.25%	3.76%								4.00%
Percentage of initial commitment fee	0.50%		0.50%
Conversion of Revolving Credit Commitments and Revolving Credit Loans into Revolving Tranche-2													200,250,000
Debt instrument issued amount																						225,000,000	300,300,000	225,000,000	57,800,000												400,000,000
Percentage of interest rate								4.00%	4.00%								3.00%						9.75%	9.75%													4.00%		3.00%								3.00%
Debt Instrument basis spread, floor rate (percent)									1.25%																												1.25%		2.25%								2.25%
Maturity date																																	Sep. 15, 2017	Sep. 15, 2017
Minimum outstanding aggregate principal amount																																	100,000,000	100,000,000
Percentage of repayment of term loan			1.00%
PIK long term debt amount	2,675,200,000		2,683,500,000	2,346,600,000						11,000,000	11,000,000										565,000,000																												799,300,000	1,017,600,000	796,800,000	207,700,000
Debt Instrument,Maturity Date																										Apr. 30, 2016	Apr. 30, 2016						Sep. 15, 2016	Sep. 15, 2016														Apr. 30, 2014
Borrowing capacity	15,200,000		200,300,000																									350,000,000							659,500,000	205,000,000
Line of credit facility amended maximum borrowing capacity	200,250,000																											200,250,000
Cash Interest on Senior Toggle Notes accrued percentage per annum																					9.50%
Cash Interest on Senior Toggle Notes accrued percentage per annum (percent)												10.25%			7.875%							9.75%
Borrowing capacity	200,300,000		20,800,000																										350,000,000
Debt issuance cost, unamortized			28,200,000	40,000,000
Debt issuance cost, amortized			14,700,000	10,000,000
Pledge percentage of capital stock			100.00%
Pledge percentage of equity interest			100.00%
Maximum percentage of voting stock			65.00%
Interest rate floor (percent)																																								2.00%		1.00%
Repayments of Long-term Debt	434,300,000	23,600,000	37,000,000	24,100,000	20,700,000																																																		2,600,000
Tender offer														350,000,000		350,000,000
Amount of tender offer							45,900,000
Purchase price of Senior Toggle Notes							47,100,000
Aggregate principal amount of Senior Toggle Notes redeemed						304,100,000
Aggregate price of Senior Toggle Notes redeemed	311,400,000
Payment of call premiums	8,500,000
Payment of unamortized deferred finance costs	$ 3,300,000
Issue price of notes (percent)							100.00%